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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09911

Hussman Investment Trust
(Exact name of registrant as specified in charter)

5136 Dorsey Hall Drive Ellicott City, Maryland	21042
(Address of principal executive offices)	(Zip code)

John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	June 30, 2016

Date of reporting period:	September 30, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Consumer Discretionary - 18.0%
Auto Components - 0.6%
Gentex Corp.	200,000	$3,100,000
Gentherm, Inc. (a)	35,000	1,572,200
		4,672,200
Hotels, Restaurants & Leisure - 3.4%
Cheesecake Factory, Inc. (The)	100,000	5,396,000
Jack in the Box, Inc.	125,000	9,630,000
Panera Bread Co. - Class A (a)	50,000	9,670,500
		24,696,500
Media - 1.5%
AMC Entertainment Holdings, Inc. - Class A	155,000	3,904,450
AMC Networks, Inc. - Class A (a)	50,000	3,658,500
Starz - Class A (a)	100,000	3,734,000
		11,296,950
Multiline Retail - 3.0%
Kohl's Corp.	150,000	6,946,500
Nordstrom, Inc.	50,000	3,585,500
Target Corp.	150,000	11,799,000
		22,331,000
Specialty Retail - 9.0%
American Eagle Outfitters, Inc.	550,000	8,596,500
AutoZone, Inc. (a)	5,000	3,619,150
Bed Bath & Beyond, Inc. (a)	75,000	4,276,500
Best Buy Co., Inc.	100,000	3,712,000
Dick's Sporting Goods, Inc.	200,000	9,922,000
Express, Inc. (a)	400,000	7,148,000
GNC Holdings, Inc. - Class A	100,000	4,042,000
Michaels Cos., Inc. (The) (a)	150,000	3,465,000
Sally Beauty Holdings, Inc. (a)	100,000	2,375,000
Staples, Inc.	600,000	7,038,000
TJX Cos., Inc. (The)	50,000	3,571,000
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	15,000	2,450,250
Williams-Sonoma, Inc.	50,000	3,817,500
Zumiez, Inc. (a)	150,000	2,344,500
		66,377,400
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp.	50,000	3,410,500

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.2% (continued)	Shares	Value
Consumer Staples - 7.8%
Beverages - 1.3%
PepsiCo, Inc.	100,000	$9,430,000

Food & Staples Retailing - 2.8%
Kroger Co. (The)	225,000	8,115,750
Walgreen Boots Alliance, Inc.	150,000	12,465,000
		20,580,750
Food Products - 3.1%
Cal-Maine Foods, Inc.	175,000	9,556,750
Campbell Soup Co.	75,000	3,801,000
Fresh Del Monte Produce, Inc.	30,000	1,185,300
Kellogg Co.	75,000	4,991,250
Mead Johnson Nutrition Co.	50,000	3,520,000
		23,054,300
Household Products - 0.6%
Clorox Co. (The)	40,000	4,621,200

Energy - 2.7%
Energy Equipment & Services - 0.4%
Diamond Offshore Drilling, Inc.	75,000	1,297,500
National Oilwell Varco, Inc.	50,000	1,882,500
		3,180,000
Oil, Gas & Consumable Fuels - 2.3%
BP plc - ADR	200,000	6,112,000
Exxon Mobil Corp.	50,000	3,717,500
Marathon Petroleum Corp.	50,000	2,316,500
Valero Energy Corp.	75,000	4,507,500
		16,653,500
Financials - 4.8%
Banks - 2.0%
BankUnited, Inc.	200,000	7,150,000
Wells Fargo & Co.	150,000	7,702,500
		14,852,500
Capital Markets - 0.9%
State Street Corp.	100,000	6,721,000

Insurance - 1.5%
W.R. Berkley Corp.	200,000	10,874,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.2% (continued)	Shares	Value
Financials - 4.8% (continued)
Real Estate Investment Trusts (REITs) - 0.4%
Digital Realty Trust, Inc.	50,000	$3,266,000

Health Care - 21.9%
Biotechnology - 3.2%
Acorda Therapeutics, Inc. (a)	55,000	1,458,050
Amgen, Inc.	40,000	5,532,800
Gilead Sciences, Inc.	75,000	7,364,250
OPKO Health, Inc. (a)	750,000	6,307,500
United Therapeutics Corp. (a)	25,000	3,281,000
		23,943,600
Health Care Equipment & Supplies - 6.0%
Becton, Dickinson and Co.	50,000	6,633,000
C.R. Bard, Inc.	10,000	1,863,100
Edwards Lifesciences Corp. (a)	25,000	3,554,250
Intuitive Surgical, Inc. (a)	15,000	6,893,700
Medtronic plc	175,000	11,714,500
ResMed, Inc.	50,000	2,548,000
St. Jude Medical, Inc.	70,000	4,416,300
Stryker Corp.	30,000	2,823,000
Varian Medical Systems, Inc. (a)	50,000	3,689,000
		44,134,850
Health Care Providers & Services - 8.7%
Aetna, Inc.	100,000	10,941,000
Chemed Corp.	40,000	5,338,800
Community Health Systems, Inc. (a)	65,000	2,780,050
HCA Holdings, Inc. (a)	75,000	5,802,000
Laboratory Corp. of America Holdings (a)	90,000	9,762,300
MEDNAX, Inc. (a)	30,000	2,303,700
Patterson Cos., Inc.	150,000	6,487,500
Quest Diagnostics, Inc.	125,000	7,683,750
UnitedHealth Group, Inc.	75,000	8,700,750
WellCare Health Plans, Inc. (a)	50,000	4,309,000
		64,108,850
Life Sciences Tools & Services - 0.3%
Waters Corp. (a)	20,000	2,364,200

Pharmaceuticals - 3.7%
Eli Lilly & Co.	125,000	10,461,250
Impax Laboratories, Inc. (a)	150,000	5,281,500
Lannett Co., Inc. (a)	133,000	5,522,160

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.2% (continued)	Shares	Value
Health Care - 21.9% (continued)
Pharmaceuticals - 3.7% (continued)
Mallinckrodt plc (a)	25,000	$1,598,500
Novartis AG - ADR	50,000	4,596,000
		27,459,410
Industrials - 3.7%
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	100,000	6,778,000
Expeditors International of Washington, Inc.	100,000	4,705,000
		11,483,000
Airlines - 1.0%
Alaska Air Group, Inc.	50,000	3,972,500
JetBlue Airways Corp. (a)	125,000	3,221,250
		7,193,750
Commercial Services & Supplies - 0.5%
Cintas Corp.	40,000	3,430,000

Industrial Conglomerates - 0.3%
Danaher Corp.	30,000	2,556,300

Machinery - 0.1%
Proto Labs, Inc. (a)	10,000	670,000

Professional Services - 0.3%
Exponent, Inc.	50,000	2,228,000

Information Technology - 32.1%
Communications Equipment - 3.7%
Cisco Systems, Inc.	500,000	13,125,000
InterDigital, Inc.	135,000	6,831,000
Juniper Networks, Inc.	300,000	7,713,000
		27,669,000
Electronic Equipment, Instruments & Components - 3.8%
Corning, Inc.	200,000	3,424,000
II-VI, Inc. (a)	250,000	4,020,000
IPG Photonics Corp. (a)	100,000	7,597,000
Universal Display Corp. (a)	50,000	1,695,000
Zebra Technologies Corp. - Class A (a)	150,000	11,482,500
		28,218,500
Internet Software & Services - 3.4%
Akamai Technologies, Inc. (a)	100,000	6,906,000
Cimpress N.V. (a)	45,000	3,424,950

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.2% (continued)	Shares	Value
Information Technology - 32.1% (continued)
Internet Software & Services - 3.4% (continued)
eBay, Inc. (a)	200,000	$4,888,000
PayPal Holdings, Inc. (a)	100,000	3,104,000
Rackspace Hosting, Inc. (a)	50,000	1,234,000
VeriSign, Inc. (a)	75,000	5,292,000
		24,848,950
IT Services - 8.4%
Amdocs Ltd.	200,000	11,376,000
Blackhawk Network Holdings, Inc. (a)	82,145	3,482,127
Cognizant Technology Solutions Corp. - Class A (a)	185,000	11,582,850
DST Systems, Inc.	15,000	1,577,100
Global Payments, Inc.	91,500	10,497,795
Infosys Ltd. - ADR	800,000	15,272,000
Visa, Inc. - Class A	125,000	8,707,500
		62,495,372
Semiconductors & Semiconductor Equipment - 8.3%
Analog Devices, Inc.	125,000	7,051,250
Broadcom Corp. - Class A	275,000	14,143,250
Cirrus Logic, Inc. (a)	400,000	12,604,000
First Solar, Inc. (a)	100,000	4,275,000
NVIDIA Corp.	250,000	6,162,500
OmniVision Technologies, Inc. (a)	150,000	3,939,000
Skyworks Solutions, Inc.	100,000	8,421,000
SunPower Corp. (a)	62,000	1,242,480
Xilinx, Inc.	75,000	3,180,000
		61,018,480
Software - 4.1%
CA, Inc.	50,000	1,365,000
Check Point Software Technologies Ltd. (a)	50,000	3,966,500
Citrix Systems, Inc. (a)	125,000	8,660,000
Ebix, Inc.	25,000	624,000
FactSet Research Systems, Inc.	50,000	7,990,500
Open Text Corp.	16,000	716,000
VASCO Data Security International, Inc. (a)	400,000	6,816,000
		30,138,000
Technology Hardware, Storage & Peripherals - 0.4%
NetApp, Inc.	100,000	2,960,000

Materials - 4.0%
Chemicals - 1.7%
CF Industries Holdings, Inc.	175,000	7,857,500

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.2% (continued)	Shares	Value
Materials - 4.0% (continued)
Chemicals - 1.7% (continued)
Scotts Miracle-Gro Co. (The) - Class A	75,000	$4,561,500
		12,419,000
Metals & Mining - 2.3%
Barrick Gold Corp.	1,000,000	6,360,000
Newmont Mining Corp.	650,000	10,445,500
		16,805,500
Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	189,200	6,164,136
Level 3 Communications, Inc. (a)	100,000	4,369,000
		10,533,136
Utilities - 0.8%
Electric Utilities - 0.8%
Exelon Corp.	100,000	2,970,000
PPL Corp.	100,000	3,289,000
		6,259,000

Total Common Stocks (Cost $718,098,264)		$718,954,698

PUT OPTION CONTRACTS - 2.8%	Contracts	Value
Nasdaq 100 Index Option, 11/20/2015 at $4,100	200	$2,470,000
Russell 2000 Index Option, 11/20/2015 at $1,100	1,500	5,940,000
S&P 500 Index Option, 11/20/2015 at $1,890	2,400	12,048,000
Total Put Option Contracts (Cost $24,042,661)		$20,458,000

Total Investments at Value - 100.0% (Cost $742,140,925)		$739,412,698

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 44.3%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (b)	98,401,502	$98,401,502
First American Treasury Obligations Fund - Class Y, 0.00% (b)	229,193,802	229,193,802
Total Money Market Funds (Cost $327,595,304)		$327,595,304

Total Investments and Money Market Funds at Value - 144.3% (Cost $1,069,736,229)		$1,067,008,002

Written Call Option Contracts - (43.4%)		(321,245,000)

Liabilities in Excess of Other Assets - (0.9%)		(6,518,393)

Net Assets - 100.0%		$739,244,609

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2015.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2015 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
Nasdaq 100 Index Option,
12/19/2015 at $2,000	200	$43,304,000	$44,755,300
Russell 2000 Index Option,
12/19/2015 at $700	1,500	59,637,000	66,601,542
S&P 500 Index Option,
12/19/2015 at $1,000	2,400	218,304,000	231,116,778
Total Written Call Option Contracts		$321,245,000	$342,473,620

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCKS - 12.9%	Shares	Value
Energy - 0.0% (a)
Oil, Gas & Consumable Fuels - 0.0% (a)
NuStar Energy L.P.	1,000	$44,820
ONEOK Partners L.P.	1,000	29,260
Williams Partners L.P.	866	27,643
		101,723
Materials - 12.7%
Metals & Mining - 12.7%
Agnico Eagle Mines Ltd.	375,000	9,495,000
AngloGold Ashanti Ltd. - ADR (b)	475,000	3,890,250
Barrick Gold Corp.	1,750,000	11,130,000
Compañía de Minas Buenaventura S.A. - ADR	200,000	1,192,000
Gold Fields Ltd. - ADR	250,000	665,000
Goldcorp, Inc.	850,000	10,642,000
Harmony Gold Mining Co. Ltd. - ADR (b)	125,000	75,375
Newmont Mining Corp.	700,000	11,249,000
Pan American Silver Corp.	100,000	635,000
Randgold Resources Ltd. - ADR	100,000	5,909,000
Sibanye Gold Ltd. - ADR	119,000	552,160
Silver Wheaton Corp.	100,000	1,201,000
Stillwater Mining Co. (b)	10,000	103,300
		56,739,085
Utilities - 0.2%
Electric Utilities - 0.1%
American Electric Power Co., Inc.	1,000	56,860
Duke Energy Corp.	333	23,956
Edison International	1,000	63,070
Entergy Corp.	1,000	65,100
Exelon Corp.	1,000	29,700
FirstEnergy Corp.	1,000	31,310
NextEra Energy, Inc.	1,000	97,550
Pepco Holdings, Inc.	1,000	24,220
Pinnacle West Capital Corp.	1,000	64,140
PPL Corp.	1,000	32,890
		488,796
Multi-Utilities - 0.1%
Ameren Corp.	1,000	42,270
Dominion Resources, Inc.	1,000	70,380
DTE Energy Co.	1,000	80,370
PG&E Corp.	1,000	52,800
Public Service Enterprise Group, Inc.	1,000	42,160

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 12.9% (continued)	Shares	Value
Utilities - 0.2% (continued)
Multi-Utilities - 0.1% (continued)
SCANA Corp.	1,000	$56,260
TECO Energy, Inc.	1,000	26,260
		370,500

Total Common Stocks (Cost $73,574,020)		$57,700,104

U.S. TREASURY OBLIGATIONS - 59.4%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 3.0%
2.50%, due 01/15/2029	$11,115,700	$13,355,558

U.S. Treasury Notes - 56.4%
0.50%, due 09/30/2016	50,000,000	50,057,600
1.50%, due 01/31/2019	50,000,000	50,760,100
2.50%, due 08/15/2023	25,000,000	26,137,200
2.50%, due 05/15/2024	25,000,000	26,046,875
2.00%, due 02/15/2025	25,000,000	24,906,900
2.125%, due 05/15/2025	25,000,000	25,155,275
2.00%, due 08/15/2025	50,000,000	49,744,800
		252,808,750

Total U.S. Treasury Obligations (Cost $259,201,048)		$266,164,308

EXCHANGE-TRADED FUNDS - 0.6%	Shares	Value
iShares 1-3 Year International Treasury Bond ETF	1,000	$79,480
iShares Gold Trust (b)	10,000	107,800
iShares International Treasury Bond ETF	1,000	91,360
SPDR Barclays International Treasury Bond ETF	1,000	52,070
SPDR Barclays Short Term International Treasury Bond ETF	1,000	30,080
SPDR DB International Government Inflation-Protected Bond ETF	1,000	52,040
SPDR Gold Trust (b)	20,000	2,137,200
Total Exchange-Traded Funds (Cost $2,582,682)		$2,550,030

Total Investments at Value - 72.9% (Cost $335,357,750)		$326,414,442

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 27.1%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (c)	36,408,642	$36,408,642
First American Treasury Obligations Fund - Class Y, 0.00% (c)	84,927,409	84,927,409
Total Money Market Funds (Cost $121,336,051)		$121,336,051

Total Investments and Money Market Funds at Value - 100.0% (Cost $456,693,801)		$447,750,493

Liabilities in Excess of Other Assets – (0.0%)(a)		(136,880)

Net Assets - 100.0%		$447,613,613

ADR - American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of September 30, 2015.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCKS - 69.2%	Shares	Value
Australia - 4.7%
Austal Ltd. (a)	420,000	$666,418
JB Hi-Fi Ltd. (a)	28,000	377,038
McMillan Shakespeare Ltd. (a)	60,000	520,844
Sonic Healthcare Ltd. (a)	30,000	385,830
		1,950,130
Canada - 6.8%
CGI Group, Inc. - Class A (b)	12,000	434,727
Cogeco Cable, Inc.	10,700	517,110
Gildan Activewear, Inc.	16,000	482,890
Great-West Lifeco, Inc.	20,000	479,084
Jean Coutu Group (PJC), Inc. (The) - Class A	24,000	361,628
Leon's Furniture Ltd.	10,000	102,276
MacDonald, Dettwiler and Associates Ltd.	8,000	435,057
		2,812,772
France - 4.6%
Infotel S.A.	12,780	449,732
Orange S.A. (a)	35,000	530,624
SCOR SE (a)	13,000	466,878
TOTAL S.A. - ADR	10,000	447,100
		1,894,334
Germany - 5.9%
Bertrandt AG	4,300	447,996
Daimler AG (a)	5,700	415,017
Dialog Semiconductor plc (a) (b)	10,000	401,224
STRATEC Biomedical AG (a)	11,360	660,570
United Internet AG (a)	10,000	507,032
		2,431,839
India - 1.5%
Wipro Ltd. - ADR	49,300	605,897

Japan - 16.7%
ABC-Mart, Inc. (a)	10,200	570,278
Bridgestone Corp. (a)	14,000	484,527
Canon, Inc. - ADR	17,000	492,490
FANUC Corp. (a)	2,800	430,784
Heiwa Corp. (a)	25,000	428,799
ITOCHU Corp. (a)	38,000	401,740
Kinugawa Rubber Industrial Co. Ltd. (a)	85,000	422,296
K's Holdings Corp. (a)	7,000	219,730
Mitsubishi Corp. (a)	27,000	442,609

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 69.2% (continued)	Shares	Value
Japan - 16.7% (continued)
Nitori Holdings Co. Ltd. (a)	4,000	$313,243
Press Kogyo Co. Ltd. (a)	130,000	496,884
Sogo Medical Co. Ltd. (a)	17,500	552,614
Sumitomo Rubber Industries Ltd. (a)	34,000	472,000
Systena Corp. (a)	60,000	552,643
Tsumura & Co. (a)	28,000	608,892
		6,889,529
Netherlands - 0.8%
Koninklijke Boskalis Westminster N.V. (a)	8,000	350,213

New Zealand - 0.6%
Spark New Zealand Ltd. - ADR	26,000	247,520

Norway - 3.9%
Bakkafrost P/F (a)	20,500	655,319
Leroey Seafood Group ASA (a)	13,000	467,412
Yara International ASA (a)	12,400	494,711
		1,617,442
Portugal - 0.7%
EDP-Energias de Portugal S.A. (a)	75,000	274,791

Spain - 4.3%
Enagas S.A. (a)	20,000	573,565
Endesa S.A. (a)	30,000	632,712
Iberdrola S.A. (a)	89,629	597,274
		1,803,551
Sweden - 6.3%
Byggmax Group AB (a)	75,000	668,861
Clas Ohlson AB - B Shares	28,491	435,681
Hennes & Mauritz AB - B Shares (a)	14,800	540,706
Mekonomen AB	22,800	528,431
Melker Schorling AB (a)	8,000	419,368
		2,593,047
Switzerland - 4.0%
Straumann Holding AG (a)	2,180	627,674
Tamedia AG	3,440	564,860
Zurich Insurance Group AG (a) (b)	1,900	466,558
		1,659,092

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 69.2% (continued)	Shares	Value
Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	25,200	$522,900

United Kingdom - 7.1%
BP plc - ADR	12,000	366,720
Dart Group plc	15,621	114,372
Debenhams plc (a)	300,000	359,061
EMIS Group plc	28,145	447,050
Indivior plc - ADR	3,000	51,798
Laura Ashley Holdings plc	250,000	99,274
Sky plc (a)	32,000	506,272
Smith & Nephew plc - ADR	15,000	525,000
Vodafone Group plc (a)	120,000	378,489
William Morrison Supermarkets plc (a)	20,000	50,329
Zytronic plc	7,500	35,115
		2,933,480

Total Common Stocks (Cost $27,793,489)		$28,586,537

MONEY MARKET FUNDS - 17.6%	Shares	Value
Northern Institutional Treasury Portfolio, 0.01% (c) (Cost $7,282,308)	7,282,308	$7,282,308

Total Investments and Money Market Funds at Value - 86.8% (Cost $35,075,797)		$35,868,845

Other Assets in Excess of Liabilities - 13.2%		5,477,222

Net Assets - 100.0%		$41,346,067

ADR - American Depositary Receipt.

(a)	Foreign fair value priced (Note 1). Foreign fair valued securities totaled $19,391,829 at September 30, 2015, representing 46.9% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of September 30, 2015.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SUMMARY OF COMMON STOCKS BY SECTOR AND INDUSTRY
September 30, 2015 (Unaudited)

Sector/Industry	% of Net Assets
Consumer Discretionary - 21.8%
Auto Components	4.5%
Automobiles	1.0%
Leisure Products	1.0%
Media	3.9%
Multiline Retail	0.9%
Specialty Retail	9.3%
Textiles, Apparel & Luxury Goods	1.2%
Consumer Staples - 5.1%
Food & Staples Retailing	2.4%
Food Products	2.7%
Energy - 2.0%
Oil, Gas & Consumable Fuels	2.0%
Financials - 4.4%
Capital Markets	1.0%
Insurance	3.4%
Health Care - 8.0%
Health Care Equipment & Supplies	4.4%
Health Care Providers & Services	0.9%
Health Care Technology	1.1%
Pharmaceuticals	1.6%
Industrials - 8.2%
Airlines	0.3%
Construction & Engineering	0.9%
Machinery	2.7%
Professional Services	2.3%
Trading Companies & Distributors	2.0%
Information Technology - 10.7%
Electronic Equipment, Instruments & Components	0.1%
Internet Software & Services	1.2%
IT Services	2.5%
Semiconductors & Semiconductor Equipment	2.2%
Software	3.5%
Technology Hardware, Storage & Peripherals	1.2%
Materials - 1.2%
Chemicals	1.2%
Telecommunication Services - 2.8%
Diversified Telecommunication Services	1.9%
Wireless Telecommunication Services	0.9%

HUSSMAN STRATEGIC INTERNATIONAL FUND
SUMMARY OF COMMON STOCKS BY SECTOR AND INDUSTRY
(continued)

Sector/Industry	% of Net Assets
Utilities - 5.0%
Electric Utilities	3.6%
Gas Utilities	1.4%
69.2%

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
September 30, 2015 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Future	12/18/2015	340	$28,031,300	$989,029

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCKS - 91.2%	Shares	Value
Consumer Discretionary - 16.7%
Diversified Consumer Services - 3.2%
Capella Education Co.	2,700	$133,704
H&R Block, Inc.	4,000	144,800
		278,504
Hotels, Restaurants & Leisure - 1.4%
Brinker International, Inc.	2,200	115,874

Household Durables - 1.4%
Tupperware Brands Corp.	2,500	123,725

Leisure Products - 1.4%
Mattel, Inc.	5,900	124,254

Media - 1.6%
John Wiley & Sons, Inc. - Class A	2,800	140,084

Specialty Retail - 7.7%
American Eagle Outfitters, Inc.	9,000	140,670
Best Buy Co., Inc.	5,000	185,600
Gap, Inc. (The)	3,300	94,050
Guess?, Inc.	6,500	138,840
Staples, Inc.	9,000	105,570
		664,730
Consumer Staples - 17.1%
Beverages - 3.5%
Coca-Cola Co. (The)	3,800	152,456
PepsiCo, Inc.	1,600	150,880
		303,336
Food & Staples Retailing - 1.5%
Wal-Mart Stores, Inc.	2,000	129,680

Food Products - 8.6%
Archer-Daniels-Midland Co.	3,000	124,350
Campbell Soup Co.	3,450	174,846
Hershey Co. (The)	1,500	137,820
Kellogg Co.	2,650	176,357
Kraft Heinz Co. (The)	1,800	127,044
		740,417
Household Products - 3.5%
Kimberly-Clark Corp.	1,500	163,560
Procter & Gamble Co. (The)	2,000	143,880
		307,440

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 91.2% (continued)	Shares	Value
Energy - 6.9%
Energy Equipment & Services - 1.0%
Diamond Offshore Drilling, Inc.	5,000	$86,500

Oil, Gas & Consumable Fuels - 5.9%
Exxon Mobil Corp.	1,800	133,830
Kinder Morgan, Inc.	4,000	110,720
Marathon Petroleum Corp.	3,000	138,990
Phillips 66	1,600	122,944
		506,484
Financials - 1.5%
Capital Markets - 1.5%
Eaton Vance Corp.	3,800	126,996

Health Care - 7.5%
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	3,000	120,660
Baxter International, Inc.	2,700	88,695
		209,355
Health Care Providers & Services - 2.9%
Owens & Minor, Inc.	4,000	127,760
Quest Diagnostics, Inc.	2,000	122,940
		250,700
Pharmaceuticals - 2.2%
AstraZeneca plc - ADR	2,000	63,640
Johnson & Johnson	1,325	123,689
		187,329
Industrials - 7.6%
Air Freight & Logistics - 1.8%
United Parcel Service, Inc. - Class B	1,600	157,904

Commercial Services & Supplies - 1.6%
Pitney Bowes, Inc.	7,000	138,950

Electrical Equipment - 2.7%
Eaton Corp. plc	2,300	117,990
Emerson Electric Co.	2,600	114,842
		232,832
Machinery - 1.5%
Caterpillar, Inc.	2,000	130,720

Information Technology - 28.3%
Communications Equipment - 6.4%
ADTRAN, Inc.	8,000	116,800
Cisco Systems, Inc.	5,900	154,875

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 91.2% (continued)	Shares	Value
Information Technology - 28.3% (continued)
Communications Equipment - 6.4% (continued)
Harris Corp.	2,000	$146,300
QUALCOMM, Inc.	2,500	134,325
		552,300
Electronic Equipment, Instruments & Components - 3.3%
Corning, Inc.	8,500	145,520
National Instruments Corp.	5,000	138,950
		284,470
IT Services - 5.4%
Infosys Ltd. - ADR	10,000	190,900
International Business Machines Corp.	950	137,721
Xerox Corp.	14,000	136,220
		464,841
Semiconductors & Semiconductor Equipment - 7.5%
Analog Devices, Inc.	2,100	118,461
Intel Corp.	4,500	135,630
Intersil Corp. - Class A	2,500	29,250
KLA-Tencor Corp.	2,300	115,000
Texas Instruments, Inc.	2,800	138,656
Xilinx, Inc.	2,700	114,480
		651,477
Software - 3.0%
CA, Inc.	4,000	109,200
Microsoft Corp.	3,500	154,910
		264,110
Technology Hardware, Storage & Peripherals - 2.7%
Lexmark International, Inc. - Class A	3,450	99,981
Seagate Technology plc	3,000	134,400
		234,381
Materials - 4.1%
Chemicals - 1.0%
Mosaic Co. (The)	2,800	87,108

Containers & Packaging - 1.6%
Greif, Inc. - Class A	4,300	137,213

Metals & Mining - 1.5%
Reliance Steel & Aluminum Co.	2,400	129,624

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 91.2% (continued)	Shares	Value
Utilities - 1.5%
Electric Utilities - 1.5%
Entergy Corp.	2,050	$133,455

Total Common Stocks (Cost $8,490,816)		$7,894,793

PUT OPTION CONTRACTS - 0.1%	Contracts	Value
S&P 500 Index Option, 12/19/2015 at $1,300 (Cost $22,254)	40	$5,600

Total Investments at Value - 91.3% (Cost $8,513,070)		$7,900,393

MONEY MARKET FUNDS - 37.6%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (a)	971,192	$971,192
First American Treasury Obligations Fund - Class Y, 0.00% (a)	2,277,660	2,277,660
Total Money Market Funds (Cost $3,248,852)		$3,248,852

Total Investments and Money Market Funds at Value - 128.9% (Cost $11,761,922)		$11,149,245

Written Call Option Contracts - (28.3%)		(2,446,000)

Liabilities in Excess of Other Assets - (0.6%)		(50,769)

Net Assets - 100.0%		$8,652,476

ADR - American Depositary Receipt.

(a)	The rate shown is the 7-day effective yield as of September 30, 2015.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2015 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
S&P 500 Index Option,
12/19/2015 at $1,300	40	$2,446,000	$2,562,946

See accompanying notes to Schedules of Investments.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2015 (Unaudited)

1. Valuation of Securities and Other Financial Instruments

The portfolio securities of Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund (each, a “Fund,” and collectively, the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges, other than options, are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and ask prices. Securities traded on a foreign stock exchange may be valued based upon the closing price on the principal exchange where the security is traded; however, because the value of securities traded on foreign stock exchanges may be materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which such securities are traded, such securities will be valued at their fair value as determined by an independent pricing service approved by the Board of Trustees (the “Board”) under circumstances where such value is believed to reflect the market values of such securities as of the time of computation of net asset values of the Funds. As a result, the prices of securities used to calculate a Fund’s net asset value may differ from quoted or published prices for the same securities. Values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Pursuant to procedures approved by the Board, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Strategic Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of net asset value. As of September 30, 2015, all options held by Hussman Strategic Growth Fund and Hussman Strategic Dividend Value Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their last sale price as of the close of regular trading on the NYSE or, if not available, at the mean of the bid and ask prices.

Fixed income securities not traded or dealt in upon any securities exchange, but for which over-the-counter market quotations are readily available, generally are valued at the mean of their closing bid and ask prices. Fixed income securities may also be valued on the basis of prices provided by an independent pricing service.

Investments representing shares of other investment companies are valued at their net asset value as reported by such companies.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and other financial instruments are valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
•	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among market makers.
•	Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

Option contracts purchased or written by Hussman Strategic Growth Fund and Hussman Strategic Dividend Value Fund are classified as Level 2 since they are valued using “other significant observable inputs” at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value. U.S. Treasury obligations held by Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors. Non-U.S. equity securities actively traded in foreign markets held by Hussman Strategic International Fund may be classified as Level 2 despite the availability of closing prices because such securities are frequently valued at their fair value as determined by an independent pricing service. The Board has authorized Hussman Strategic International Fund to retain an independent pricing service to determine the fair value of its foreign portfolio securities when the value of such securities may be materially affected by events occurring before Hussman Strategic International Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be: country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed likely to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. The frequency of use of these procedures will depend on market events and thus cannot be predicted and the procedures may be utilized to a significant extent. Determining the fair value of portfolio securities involves reliance on judgment and a security’s fair value may differ depending on the method used for determining value. There can be no assurance that Hussman Strategic International Fund could purchase or sell a portfolio security at the price used to calculate its net asset value. Because of the inherent uncertainty in fair valuations and the various factors considered in determining fair value, there can be significant deviations between a fair value at which a portfolio security is being carried and the price at which it can be sold. Moreover, to the extent Hussman Strategic International Fund has significant holdings of foreign securities, fair valuation may be used more frequently than for the other Funds.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of September 30, 2015 by security type:

Hussman Strategic Growth Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$718,954,698	$-	$-	$718,954,698
Put Option Contracts	-	20,458,000	-	20,458,000
Money Market Funds	327,595,304	-	-	327,595,304
Total Investments in Securities and Money Market Funds	$1,046,550,002	$20,458,000	$-	$1,067,008,002

Other Financial Instruments:
Written Call Option Contracts	$-	$(321,245,000)	$-	$(321,245,000)

Hussman Strategic Total Return Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$57,700,104	$-	$-	$57,700,104
U.S. Treasury Obligations	-	266,164,308	-	266,164,308
Exchange-Traded Funds	2,550,030	-	-	2,550,030
Money Market Funds	121,336,051	-	-	121,336,051
Total Investments in Securities and Money Market Funds	$181,586,185	$266,164,308	$-	$447,750,493

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

Hussman Strategic International Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$9,194,708	$19,391,829	$-	$28,586,537
Money Market Funds	7,282,308	-	-	7,282,308
Total Investments in Securities and Money Market Funds	$16,477,016	$19,391,829	$-	$35,868,845

Other Financial Instruments:
Futures Contracts Sold Short	$989,029	$-	$-	$989,029

Hussman Strategic Dividend Value Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$7,894,793	$-	$-	$7,894,793
Put Option Contracts	-	5,600	-	5,600
Money Market Funds	3,248,852	-	-	3,248,852
Total Investments in Securities and Money Market Funds	$11,143,645	$5,600	$-	$11,149,245

Other Financial Instruments:
Written Call Option Contracts	$-	$(2,446,000)	$-	$(2,446,000)

Each Fund’s Schedule of Investments identifies the specific securities (by type of security and industry or geographical region) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above. As of September 30, 2015, the Funds did not have any transfers into and out of any Level.

In addition, the Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date for financial reporting purposes. Gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is based upon the federal income tax cost of investment securities as of September 30, 2015:

	Hussman Strategic Growth Fund	Hussman Strategic Total Return Fund	Hussman Strategic International Fund	Hussman Strategic Dividend Value Fund
Cost of investments and money market funds	$1,069,738,099	$465,776,082	$35,075,797	$11,763,273
Gross unrealized appreciation	$65,521,763	7,535,449	$3,139,647	$285,659
Gross unrealized depreciation	(68,251,860)	(25,561,038)	(2,346,599)	(899,687)
Net unrealized appreciation (depreciation)	$(2,730,097)	$(18,025,589)	$793,048	$(614,028)
Net unrealized appreciation on written call option contracts	$21,228,620	$-	$-	$116,946

As of September 30, 2015, the tax cost of written call option contracts for Hussman Strategic Growth Fund and Hussman Strategic Dividend Value Fund is $342,473,620 and $2,562,946, respectively.

The difference between the federal income tax cost of portfolio investments and their financial statement cost for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to option transactions, losses deferred due to wash sales and adjustments to basis on publicly traded partnerships.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

4. Certain Investments and Risks

The securities in which the Funds invest, as well as the risks associated with these securities and with the investment programs of the Funds, are described in the Funds’ Prospectuses. Among these risks are those associated with investments in derivative instruments, investments in shares of money market mutual funds, concentration of investments within a particular business sector and, in the case of Hussman Strategic International Fund, investments in foreign securities.

Risks of Derivative Instruments — The purchase and sale of derivative instruments, including options and futures contracts, and other derivative transactions involve risks different from those involved with direct investments in securities and also require different skills from the Adviser in managing each Fund’s portfolio of investments. While utilization of options, futures contracts and similar instruments may be advantageous to the Funds, if the Adviser is not successful in employing such instruments in managing a Fund’s investments or in predicting market changes, the Fund’s performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments being hedged and the options, futures or other derivative instruments used. It is also possible that a Fund may be unable to close out or liquidate its hedges during unusual periods of illiquidity in the options, futures or other markets. In addition, a Fund will pay commissions and other costs in connection with such instruments, which may increase its expenses and reduce its investment performance.

Investments in Money Market Funds – In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. As of September 30, 2015, Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund and Hussman Strategic Dividend Value Fund had 44.3%, 27.1% and 37.6%, respectively, of the value of their net assets invested in money market mutual funds registered under the Investment Company Act of 1940, including 31.0%, 19.0% and 26.3%, respectively, of the value of their net assets invested in shares of a single money market fund. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Funds incur additional indirect expenses due to acquired fund fees and other costs to the extent they invest in shares of money market mutual funds.

Sector Risk – If a Fund has significant investments of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected. As of September 30, 2015, Hussman Strategic Growth Fund and Hussman Strategic Dividend Value Fund had 32.1% and 28.3%, respectively, of the value of their net assets invested in stocks within the Information Technology sector.

Foreign Investment Risk – Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risks. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or increase losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hussman Investment Trust

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	November 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	November 13, 2015

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	November 13, 2015

*	Print the name and title of each signing officer under his or her signature.